Investment in Cauchari-Olaroz Project - Schedule of Investment in Cauchari-Olaroz Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 223,122
Contribution to Investment in Cauchari-Olaroz project	1,863
Share of income/(loss) of Cauchari-Olaroz Project	(677)	$ (1,359)
Loans, ending balance	320,869	223,122
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	41,507	156,281
Remeasurement due to extinguishment of the loans to Exar Capital		(34,637)
Contribution to Investment in Cauchari-Olaroz project	1,863	3,138
Share of income/(loss) of Cauchari-Olaroz Project	53,555	(57,016)
Elimination of capitalized intercompany interest	(37,344)	(26,259)
Loans, ending balance	$ 59,581	$ 41,507